Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net loss	$ (2,027,577)	$ (1,840,836)	$ (3,489,896)	$ (4,006,007)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation expense	33,403	61,502	118,059	94,233
Stock-based compensation	539,391	428,826	581,940	1,201,878
Issuance of warrants, non-cash	51,115	108,132	126,958	381,394
Stock issued for rent and services	100,488	251,854	289,015	173,677
Amortization of debt discount	354,554	0	166,513	0
Impairment of fixed assets	0	0	33,302	13,177
Impairment of intangible assets	3,699	0	0	0
Change in fair value of derivative liability	18,570	0	0	0
Impairment of inventory	0	0	27,702	3,720
Bad debt expense	0	0	26,942	0
Gain arising from debt extinguishment	0	0	0	(1,000,000)
Changes in operating assets and liabilities:
Decrease/(increase) in trade accounts receivable	367,636	(269,926)	(354,049)	(60,052)
(Increase) in prepaid expense and other current assets	(72,437)	(33,139)	71,416	(216,278)
Decrease in inventory	48,287	119,976	(158,323)	(22,203)
(Decrease) in customer deposits	(32,631)	(47,508)	15,021	(142,520)
Increase in deferred revenue	60,695	146,919	126,043	0
Increase in accrued warranty costs	0	4,468	4,468	84,916
Increase in trade accounts payable and accrued liabilities	212,101	27,505	612,975	187,639
Net cash used in operating activities	(342,706)	(1,042,227)	(1,801,914)	(3,306,426)
Investing Activities
Acquisition of fixed assets	0	(20,062)	(22,778)	(131,165)
Net cash used in investing activities	0	(20,062)	(22,778)	(131,165)
Financing activities
Borrowings on line of credit	270,000	0	748,500	0
Proceeds from issuance of common stock	0	720,000	795,000	3,185,000
Payments on long term debt	(5,046)	(5,763)	(11,687)	39,638
Net cash provided by financing activities	264,954	714,237	1,531,813	3,224,638
Net (decrease) in cash	(77,752)	(348,052)	(292,879)	(212,953)
Cash - beginning of period	78,253	371,132	371,132	584,085
Cash - end of period	501	23,080	78,253	371,132
Supplemental Information:
Income tax credits received, net of tax payments	103,971	159,220	(158,895)	175
Interest paid	1,511	720	3,866	13,249
Non-cash investing and financing activities:
Stock issued for accrued expenses	157,903	205,859
Application of deferred debt discount	$ 270,000	$ 0
Warrants issued for prepaid rent and services	555,844	0